Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business

T-Mobile US, Inc. (“T-Mobile,” “we,” “our,” “us” or the “Company”), together with its consolidated subsidiaries, is a leading provider of mobile communications services, including voice, messaging and data, under its flagship brands, T-Mobile and MetroPCS, in the United States (“U.S.”), Puerto Rico and the U.S. Virgin Islands. We provide mobile communications services primarily using 4G Long-Term Evolution (“LTE”) technology. We also offer a wide selection of wireless devices, including handsets, tablets and other mobile communication devices, and accessories for sale, as well as financing through Equipment Installment Plans (“EIP”) and leasing through JUMP! On Demand™. Additionally, we provide reinsurance for handset insurance policies and extended warranty contracts offered to our mobile communications customers.

Basis of Presentation
Basis of Presentation

The consolidated financial statements include the balances and results of operations of T-Mobile and our consolidated subsidiaries. We operate as a single operating segment. We consolidate majority-owned subsidiaries over which we exercise control, as well as variable interest entities (“VIE”) where we are deemed to be the primary beneficiary and VIEs, which cannot be deconsolidated, such as those related to Tower obligations. Intercompany transactions and balances have been eliminated in consolidation.

Reclassification
Certain prior year amounts have been reclassified, such as those relating to the cash flows related to our beneficial interests in securitization transactions, which is the deferred purchase price, which have been reclassified from Operating activities to Investing activities and the presentation of cash payments for debt prepayment and debt extinguishment costs, which have been reclassified from Operating activities to Financing activities, in our Consolidated Statements of Cash Flows, and the imputed discount on EIP receivables which have been reclassified from Interest income to Other revenues in our Consolidated Statements of Comprehensive Income, to conform to the current year’s presentation. See “Change in Accounting Principle” and “Accounting Pronouncements Adopted During the Current Year” below.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires our management to make estimates and assumptions which affect the financial statements and accompanying notes. Examples include service revenues earned but not yet billed, service revenues billed but not yet earned, relative selling prices, allowances for credit losses and sales returns, discounts for imputed interest on EIP receivables, guarantee liabilities, losses incurred but not yet reported, tax liabilities, deferred income taxes including valuation allowances, useful lives of long-lived assets, cost estimates of asset retirement obligations, residual values on leased handsets, reasonably assured renewal terms for operating leases, stock-based compensation forfeiture rates, and fair value measurements, including those related to goodwill, spectrum licenses, intangible assets, beneficial interests in factoring and securitization transactions and derivative financial instruments. Estimates are based on historical experience, where applicable, and other assumptions which our management believes are reasonable under the circumstances. These estimates are inherently subject to judgment and actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents consist of highly liquid money market funds and U.S. Treasury securities with remaining maturities of three months or less at the date of purchase.
Receivables and Allowance for Credit Losses
Receivables and Allowance for Credit Losses

Accounts receivable consist primarily of amounts currently due from customers, other carriers and third-party retail channels. Accounts receivable not held for sale are reported in the balance sheet at outstanding principal adjusted for any charge-offs and the allowance for credit losses. Accounts receivable held for sale are reported at the lower of amortized cost or fair value. We have an arrangement to sell the majority of service accounts receivable on a revolving basis, which are treated as sales of financial assets.

We offer certain retail customers the option to pay for their devices and other purchases in installments over a period of up to 24 months using an EIP. EIP receivables not held for sale are reported in the balance sheet at outstanding principal adjusted for any charge-offs, allowance for credit losses and unamortized discounts. Receivables held for sale are reported at the lower of amortized cost or fair value. At the time of an installment sale, we impute a discount for interest as there is no stated rate of interest on the EIP receivables and record the EIP receivables at their present value, which is determined by discounting future payments at the imputed interest rate. The difference between the present value of the EIP receivables and their face amount results in a discount which is recorded as a direct reduction to the carrying value with a corresponding reduction to equipment revenues in our Consolidated Statements of Comprehensive Income. We determine the imputed discount rate based primarily on current market interest rates and the estimated credit risk on the EIP receivables. As a result, we do not recognize a separate valuation allowance at the time of issuance as the effects of uncertainty about future cash flows are included in the initial present value measurement of the receivable. The imputed discount on EIP receivables is amortized over the financed installment term using the effective interest method and recognized as Other revenues in our Consolidated Statements of Comprehensive Income.

Subsequent to the initial determination of the imputed discount, we assess the need for and, if necessary, recognize an allowance for credit losses to the extent the amount of estimated probable losses on the gross EIP receivable balances exceed the remaining unamortized imputed discount balances.

The current portion of the EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of the EIP receivables is included in Equipment installment plan receivables due after one year, net in our Consolidated Balance Sheets. We have an arrangement to sell certain EIP receivables on a revolving basis, which are treated as sales of financial assets.

We maintain an allowance for credit losses and determine its appropriateness through an established process that assesses the losses inherent in our receivables portfolio. We develop and document our allowance methodology at the portfolio segment level - accounts receivable portfolio and EIP receivable portfolio segments. While we attribute portions of the allowance to our respective accounts receivable and EIP portfolio segments, the entire allowance is available to absorb credit losses inherent in the total receivables portfolio.

Our process involves procedures to appropriately consider the unique risk characteristics of our accounts receivable and EIP receivable portfolio segments. For each portfolio segment, losses are estimated collectively for groups of receivables with similar characteristics. Our allowance levels are influenced by receivable volumes, receivable delinquency status, historical loss experience and other conditions influencing loss expectations, such as macro-economic conditions.

Inventories
Inventories

Inventories consist primarily of wireless devices and accessories, which are valued at the lower of cost or market. Cost is determined using standard cost which approximates average cost. Shipping and handling costs paid to wireless device and accessories vendors, and costs to refurbish used devices recovered through our device upgrade programs are included in the standard cost of inventory. We record inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.

Long-Lived Assets
Long-Lived Assets

Long-lived assets include assets that do not have indefinite lives, such as property and equipment and other intangible assets. We assess potential impairments to our long-lived assets when events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. If any indicators of impairment are present, we test recoverability. The carrying value of a long-lived asset or asset group is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated from the use and eventual disposition of the asset or asset group. If the undiscounted cash flows do not exceed the asset or asset group’s carrying amount, then an impairment loss is recorded, measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its fair value.

Property and Equipment

Property and equipment consists of buildings and equipment, wireless communication systems, leasehold improvements, capitalized software, leased wireless devices and construction in progress. Buildings and equipment include certain network server equipment. Wireless communication systems include assets to operate our wireless network and IT data centers, including tower assets and leasehold improvements, assets related to the liability for the retirement of long-lived assets and capital leases. Leasehold improvements include asset improvements other than those related to the wireless network.

Property and equipment are recorded at cost less accumulated depreciation and impairments, if any, in Property and equipment, net on our Consolidated Balance Sheets. We generally depreciate property and equipment over the period the property and equipment provide economic benefit. Depreciable life studies are performed periodically to confirm the appropriateness of useful lives for certain categories of property and equipment. These studies take into account actual usage, physical wear and tear, replacement history and assumptions about technology evolution. When these factors indicate the useful life of an asset is different from the previous assessment, the remaining book value is depreciated prospectively over the adjusted remaining estimated useful life. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the related lease term.

We introduced JUMP! On Demand, which allows customers to lease a device over a period of up to 18 months and upgrade it for a new device up to one time per month. To date, all of our leased devices were classified as operating leases. At operating lease inception, leased wireless devices are transferred from inventory to property and equipment. Leased wireless devices are depreciated to their estimated residual value over the period expected to provide utility to us, which is generally shorter than the lease term and considers expected losses. Revenues associated with the leased wireless devices, net of incentives, are generally recognized over the lease term. Upon device upgrade or at lease end, customers must return or purchase their device. Returned devices transferred from Property and equipment, net are recorded as inventory and are valued at the lower of cost or market with any write-down to market recognized as Cost of equipment sales in our Consolidated Statements of Comprehensive Income.

Costs of major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of our wireless network are capitalized. Capitalization commences with pre-construction period administrative and technical activities, which includes obtaining leases, zoning approvals and building permits, and ceases at the point at which the asset is ready for its intended use. We capitalize interest associated with the acquisition or construction of certain property and equipment. Capitalized interest is reported as a reduction in interest expense and depreciated over the useful life of the related assets.

Future obligations related to capital leases are included in Short-term debt and Long-term debt in our Consolidated Balance Sheets. Depreciation of assets held under capital leases is included in Depreciation and amortization expense in our Consolidated Statements of Comprehensive Income.

Asset Retirement Obligations
We record an asset retirement obligation for the fair value of legal obligations associated with the retirement of tangible long-lived assets and a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. In periods subsequent to initial measurement, we recognize changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. Over time, the liability is accreted to its present value and the capitalized cost is depreciated over the estimated useful life of the asset. Our obligations relate primarily to certain legal obligations to remediate leased property on which our network infrastructure and administrative assets are located.

Software Capitalization
We capitalize certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once the final selection of the specific software solution has been made and management authorizes and commits to funding the software project. Capitalized software costs are included in Property and equipment, net in our Consolidated Balance Sheets and are amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Other Intangible Assets
Other Intangible Assets

Intangible assets that do not have indefinite useful lives are amortized over their estimated useful lives. Customer lists are amortized using the sum-of-the-years-digits method over the expected period in which the relationship is expected to contribute to future cash flows. The remaining finite-lived intangible assets are amortized using the straight-line method.

Goodwill	Goodwill Goodwill consists of the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination.
Spectrum Licenses
Spectrum Licenses

Spectrum licenses are carried at costs incurred to acquire the spectrum licenses and the costs to prepare the spectrum licenses for their intended use, such as costs to clear acquired spectrum licenses. The Federal Communications Commission (“FCC”) issues spectrum licenses which provide us with the exclusive right to utilize designated radio frequency spectrum within specific geographic service areas to provide wireless communication services. While spectrum licenses are issued for a fixed period of time, typically for up to fifteen years, the FCC has granted license renewals routinely and at a nominal cost. The spectrum licenses held by us expire at various dates. We believe we will be able to meet all requirements necessary to secure renewal of our spectrum licenses at nominal costs. Moreover, we determined there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our spectrum licenses. Therefore, we determined the spectrum licenses should be treated as indefinite-lived intangible assets.

At times, we enter into agreements to sell or exchange spectrum licenses. Upon entering into the arrangement, if the transaction has been deemed to have commercial substance, spectrum licenses are reviewed for impairment and transferred at their carrying value, net of any impairment, to assets held for sale included in Other current assets in our Consolidated Balance Sheets until approval and completion of the exchange or sale. Upon closing of the transaction, spectrum licenses acquired as part of an exchange of nonmonetary assets are valued at fair value and the difference between the fair value of the spectrum licenses obtained, book value of the spectrum licenses transferred and cash paid, if any, is recognized as a gain and included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income. Our fair value estimates of spectrum licenses are based on information for which there is little or no observable market data. If the transaction lacks commercial substance or the fair value is not measurable, the acquired spectrum licenses are recorded at the book value of the assets transferred or exchanged.

Impairment
Impairment

We assess the carrying value of our goodwill and other indefinite-lived intangible assets, such as our spectrum licenses, for potential impairment annually as of December 31, or more frequently if events or changes in circumstances indicate such assets might be impaired.

When assessing goodwill for impairment we may elect to first perform a qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. If we do not perform a qualitative assessment, or if the qualitative assessment indicates it is more likely than not the fair value of the single reporting unit is less than its carrying amount, we perform a quantitative test. We recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized would not exceed the total amount of goodwill allocated to that reporting unit.

We test our spectrum licenses for impairment on an aggregate basis, consistent with our management of the overall business at a national level. We may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of an intangible asset is less than its carrying value. If we do not perform the qualitative assessment, or if the qualitative assessment indicates it is more likely than not the fair value of the intangible asset is less than its carrying amount, we calculate the estimated fair value of the intangible asset. If the estimated fair value of the spectrum licenses is lower than their carrying amount, an impairment loss is recognized for the difference. We estimate fair value using the Greenfield methodology, which is an income approach, to estimate the price at which an orderly transaction to sell the asset would take place between market participants at the measurement date under current market conditions.

Guarantee Liabilities
Guarantee Liabilities

We offer a device trade-in program, Just Upgrade My Phone (“JUMP!”), which provides eligible customers a specified-price trade-in right to upgrade their device. Upon enrollment, participating customers must finance the purchase of a device on an EIP and have a qualifying T-Mobile monthly wireless service plan, which is treated as a single multiple-element arrangement when entered into at or near the same time. Upon a qualifying JUMP! program upgrade, the customer’s remaining EIP balance is settled provided they trade-in their eligible used device in good working condition and purchase a new device from us on a new EIP.

For customers who enroll in JUMP!, we recognize a liability and reduce revenue for the portion of revenue which represents the estimated fair value of the specified-price trade-in right guarantee. The guarantee liability is valued based on various economic and customer behavioral assumptions, which requires judgment, including estimating the customer's remaining EIP balance at trade-in, the expected fair value of the used device at trade-in, and the probability and timing of trade-in. We assess our guarantee liability at each reporting date to determine if facts and circumstances would indicate the incurrence of an incremental contingent liability is probable and if so, reasonably estimable. The recognition and subsequent adjustments of the contingent guarantee liability as a result of these assessments are recorded as adjustments to revenue. When customers upgrade their device, the difference between the EIP balance credit to the customer and the fair value of the returned device is recorded against the guarantee liabilities.

Fair Value Measurements
Fair Value Measurements

We carry certain assets and liabilities at fair value. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs based on the observability as of the measurement date, is as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Observable inputs other than the quoted prices in active markets for identical assets and liabilities; and

Level 3	Unobservable inputs for which there is little or no market data, which require us to develop assumptions of what market participants would use in pricing the asset or liability.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the placement of assets and liabilities being measured within the fair value hierarchy.

The carrying values of cash and cash equivalents, short-term investments, accounts receivable, accounts receivable from affiliates and accounts payable approximate fair value due to the short-term maturities of these instruments. The carrying values of EIP receivables approximate fair value as the receivables are recorded at their present value, net of unamortized discount and allowance for credit losses. There were no financial instruments with a carrying value materially different from their fair value, based on quoted market prices or rates for the same or similar instruments, or internal valuation models.

Derivative Financial Instruments
Derivative Financial Instruments

Derivative financial instruments primarily relate to embedded derivatives for certain components of the reset feature of the Senior Reset Notes to affiliates, which are required to be bifurcated and are recorded on the Consolidated Balance Sheets at fair value. Changes in fair value are recognized in Interest expense to affiliates in our Consolidated Statements of Comprehensive Income. We do not enter into derivative positions for trading or speculative purposes.

Revenue Recognition
Revenue Recognition

We primarily generate our revenue from providing wireless services to customers and selling or leasing devices and accessories. We offer our wireless services and devices to customers, which may be comprised of multiple contracts entered into with a customer at or near the same time. In recognizing revenue, we assess such agreements as a single bundled arrangement that may involve multiple deliverables, which include wireless services, wireless devices or a combination thereof, and allocate revenue between each deliverable based on the relative selling prices of each deliverable on a standalone basis.

Wireless Services Revenue

We generate our wireless service revenues from providing access to, and usage of, our wireless communications network. Service revenues also include revenues earned for providing value added services to customers, such as handset insurance services. Service revenues are billed either in advance or arrears or are prepaid and are recognized when the service is rendered and all other revenue recognition criteria have been met. Revenues that are not reasonably assured to be collectible are recorded on a cash basis as payments are received. The recognition of prepaid revenue is deferred until services are rendered or the customer’s rights to service expire unused. Generally, incentives given to customers are recorded as a reduction to revenue. We recognize service revenues for Data Stash plans when such services are delivered and the data is consumed, or at time of forfeiture or expiration. Revenues relating to unused data that is carried over to the following month are deferred and valued based on their relative standalone selling price. Revenue is recorded gross for arrangements involving the resale of third-party services where we are considered the primary obligor and is recorded net of associated costs incurred for services whereby we are not considered the primary obligor.

Federal Universal Service Fund (“USF”) and other fees are assessed by various governmental authorities in connection with the services we provide to our customers. When we separately bill and collect these regulatory fees from customers, they are recorded gross in Total service revenues and cost of services in our Consolidated Statements of Comprehensive Income. For the years ended December 31, 2017, 2016 and 2015, we recorded approximately $258 million, $409 million and $334 million, respectively, of USF fees on a gross basis.

Equipment Revenues

We generate equipment revenues from the sale or lease of mobile communication devices and accessories. Device and accessory sales revenues are generally recognized when the products are delivered to, and accepted by, the customer or dealer. We defer a portion of equipment revenues and cost of equipment sales for expected device returns based on historical experience. We offer certain customers the option to pay for devices and accessories in installments using an EIP. Equipment sales not reasonably assured to be collectible are recorded on a cash basis as payments are received.

In addition, for customers enrolled in JUMP!, we separate the JUMP! trade-in right from the multiple element arrangement at its fair value and defer the portion of revenue which represents the fair value of the trade-in right. See Guarantee Liabilities section above for further information.

We introduced JUMP! On Demand, which allows customers to lease a device and upgrade their leased wireless device for a new device up to one time per month. Leased wireless devices are accounted for as operating leases and lease revenues are recognized as earned on a straight-line basis over the lease term. The residual value of purchased leased devices is recorded as equipment revenues and cost of equipment sales. See Property and Equipment section above for further information.

Rent Expense
Rent Expense

We have operating leases for cell sites, retail locations, corporate offices and dedicated transportation lines, some of which have escalating rentals during the initial lease term and during subsequent optional renewal periods. We recognize rent expense on a straight-line basis, over the non-cancelable lease term and renewal periods that are considered reasonably assured at the inception of the lease. We consider several factors in assessing whether renewal periods are reasonably assured of being exercised, including the continued maturation of our network nationwide, technological advances within the telecommunications industry and the availability of alternative sites.

Advertising Expense
Advertising Expense

We expense the cost of advertising and other promotional expenditures to market our services and products as incurred. For the years ended December 31, 2017, 2016 and 2015, advertising expenses included in Selling, general and administrative expenses in our Consolidated Statements of Comprehensive Income were $1.8 billion, $1.7 billion and $1.6 billion, respectively.

Income Taxes
Income Taxes

Deferred tax assets and liabilities are recognized based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to be in effect when these differences are realized. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of a deferred tax asset depends on the ability to generate sufficient taxable income of the appropriate character and in the appropriate taxing jurisdictions within the carryforward periods available.

We account for uncertainty in income taxes recognized in the financial statements in accordance with the accounting guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. We assess whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position and adjust the unrecognized tax benefits in light of changes in facts and circumstances, such as changes in tax law, interactions with taxing authorities and developments in case law.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

Other comprehensive income (loss) consists of adjustments, net of tax, related to unrealized gains (losses) on available-for-sale securities. This is reported in Accumulated other comprehensive income as a separate component of stockholders’ equity until realized in earnings.

Stock-Based Compensation
Stock-Based Compensation

Stock-based compensation cost for stock awards, which include restricted stock units (“RSUs”) and performance-based restricted stock units (“PRSUs”), is measured at fair value on the grant date and recognized as expense, net of expected forfeitures, over the related service period. The fair value of stock awards is based on the closing price of our common stock on the date of grant. RSUs are recognized as expense using the straight-line method. PRSUs are recognized as expense following a graded vesting schedule.

Earnings Per Share
Earnings Per Share

Basic earnings per share is computed by dividing Net income attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of outstanding stock options, RSUs and PRSUs, calculated using the treasury stock method, and prior to the conversion of our preferred stock, potentially dilutive common shares included mandatory convertible preferred stock calculated using the if-converted method. See Note 12 - Earnings Per Share for further information.

Our Board of Directors authorized a share repurchase program during the fourth quarter of 2017. Repurchased shares are retired and reduce the number of shares issued and outstanding. See Note 10 - Repurchases of Common Stock for further information.

Variable Interest Entities
Variable Interest Entities

VIEs are entities which lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, have equity investors which do not have the ability to make significant decisions relating to the entity's operations through voting rights, do not have the obligation to absorb the expected losses or do not have the right to receive the residual returns of the entity. The most common type of VIE is a special purpose entity (“SPE”). SPEs are commonly used in securitization transactions in order to isolate certain assets and distribute the cash flows from those assets to investors. SPEs are generally structured to insulate investors from claims on the SPE's assets by creditors of other entities, including the creditors of the seller of the assets.

The primary beneficiary is required to consolidate the assets and liabilities of the VIE. The primary beneficiary is the party which has both the power to direct the activities of an entity that most significantly impact the VIE's economic performance, and through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE which could potentially be significant to the VIE. We consolidate VIEs when we are deemed to be the primary beneficiary or when the VIE cannot be deconsolidated.

In assessing which party is the primary beneficiary, all the facts and circumstances are considered, including each party’s role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes, first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE (such as asset managers and servicers) or have the right to unilaterally remove those decision-makers are deemed to have the power to direct the activities of a VIE.

Accounting Pronouncements Adopted During the Current Year and Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Adopted During the Current Year

Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The amendments in this update eliminate the requirement to perform step two of the goodwill impairment test, which requires a hypothetical purchase price allocation consistent with the principles in determining fair values of assets acquired and liabilities assumed in a business combination, when an impairment is determined to have occurred. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. We adopted this new guidance in the fourth quarter of 2017. The implementation of this standard did not have an impact on our consolidated financial statements.

Classification of Certain Cash Receipts and Cash Payments

We adopted Accounting Standards Update (“ASU”) 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” (the “new cash flow standard”) on January 1, 2018. The new cash flow standard impacted the presentation of cash flows related to our beneficial interests in securitization transactions, which is the deferred purchase price, resulting in a reclassification of cash inflows from Operating activities to Investing activities in our Consolidated Statements of Cash Flows. The new cash flow standard also impacted the presentation of our cash payments for debt prepayment and debt extinguishment costs, resulting in a reclassification of cash outflows from Operating activities to Financing activities in our Consolidated Statements of Cash Flows. This change in accounting principle has been reflected beginning with our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2018, filed with the Securities and Exchange Commission (“SEC”) on May 1, 2018. We have applied the new cash flow standard retrospectively to all periods and presented the effect on the years ended December 31, 2017, 2016 and 2015, in the tables below:

	Year Ended December 31, 2017
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$7,962	$(4,131)	$3,831
Net cash used in investing activities	(11,064)	4,319	(6,745)
Net cash used in financing activities	(1,179)	(188)	(1,367)

	Year Ended December 31, 2016
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$6,135	$(3,356)	$2,779
Net cash used in investing activities	(5,680)	3,356	(2,324)
Net cash provided by financing activities	463	—	463

	Year Ended December 31, 2015
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$5,414	$(3,537)	$1,877
Net cash used in investing activities	(9,560)	3,537	(6,023)
Net cash provided by financing activities	3,413	—	3,413

The change in accounting principle did not have an impact on our Consolidated Balance Sheets, Consolidated Statements of Comprehensive Income or Consolidated Statement of Stockholders’ Equity for the years ended December 31, 2017, 2016 and 2015. Certain financial information and footnotes included herein have been recast from the financial information and footnotes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017, filed on February 8, 2018, to reflect the adoption of the new cash flow standard.

Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), and has since modified the standard with several ASUs. The standard is effective for us, and we adopted the standard, on January 1, 2018.

The standard requires entities to recognize revenue through the application of a five-step model, which includes: identification of the contract; identification of the performance obligations; determination of the transaction price; allocation of the transaction price to the performance obligations; and recognition of revenue as the entity satisfies the performance obligations.

The guidance permits two methods of adoption, the full retrospective method applying the standard to each prior reporting period presented, or the modified retrospective method with a cumulative effect of initially applying the guidance recognized at the date of initial application. The standard also allows entities to apply certain practical expedients at their discretion. We will adopt the standard using the modified retrospective method with a cumulative catch up adjustment and will provide additional disclosures comparing results to previous GAAP in our 2018 consolidated financial statements. We plan to apply the new revenue standard only to contracts not completed as of the date of initial application, referred to as open contracts.

The most significant judgments and impacts upon adoption of the standard include the following items:

•
Upon adoption, we will defer (i.e. capitalize) incremental contract acquisition costs and recognize (i.e. amortize) them over the term of the initial contract and anticipated renewal contracts to which the costs relate. Deferred contract costs have an average amortization period of approximately 24 months, subject to being monitored every period to reflect any significant change in assumptions. In addition, the deferred contract cost asset is assessed for impairment on a periodic basis. We are utilizing the practical expedient permitting expensing of costs to obtain a contract when the expected amortization period is one year or less which typically results in expensing commissions paid to acquire branded prepaid service contracts. As a result, incremental contract acquisition costs paid on open contracts of approximately $150 million are expected to be capitalized and subsequently amortized upon adoption on January 1, 2018 as a cumulative effect adjustment to equity, which consists primarily of commissions paid to acquire branded postpaid service contracts. Contract costs capitalized for new contracts will accumulate during 2018 as deferred assets. As a result, we expect there to be a net benefit to operating income during 2018. As capitalized costs amortize into expense over time the accretive benefit to operating income anticipated in 2018 is expected to moderate in 2019 and become insignificant in 2020 as the timing benefits of deferring these costs dissipate.

•
Under the new standard, certain commissions paid to dealers previously recognized as a reduction to revenues will be recorded as commission costs in Selling, general and administrative expense. During 2017 such commission costs were approximately $425 million.

•
Promotional bill credits offered to customers on equipment sales that are paid over time and are contingent on the customer maintaining a service contract results in an extended service contract term with multiple performance obligations, which impacts the allocation and timing of revenue recognition between service revenue and equipment revenue. A contract asset will be recorded when control of the equipment transfers to the customer, and subsequently recognized as a reduction to service revenue over the extended contract term. Contract assets of approximately $140 million are expected to be capitalized upon adoption on January 1, 2018 as a cumulative effect adjustment.

•
We are recognizing the financing component in our EIP contracts, including those financing components that are not considered to be significant to the contract. This application is consistent with our current practice of imputing interest.

We have implemented significant new revenue accounting systems, processes and internal controls over revenue recognition to assist us in the application of the new standard.

The cumulative effect of initially applying the new revenue standard on January 1, 2018 is estimated to be a decrease to Accumulated deficit of approximately $220 million.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” The standard requires all lessees to report a right-of-use asset and a lease liability for most leases. The income statement recognition is similar to existing lease accounting and is based on lease classification. The standard requires lessees and lessors to classify most leases using principles similar to existing lease accounting. For lessors, the standard modifies the classification criteria and the accounting for sales-type and direct financing leases. We are currently evaluating the standard, which will require recognizing and measuring leases at the beginning of the earliest period presented using a modified retrospective approach. Our evaluation includes assessing which of our arrangements qualify as a lease, and aggregating lease data and related information as well as determining whether previous conclusions for certain transactions, such as failed sale leaseback arrangements under Topic 840, would change under Topic 842. We plan to adopt the standard when it becomes effective for us beginning January 1, 2019, and expect the adoption of the standard will result in the recognition of right-of-use assets and lease liabilities that have not previously been recorded, which will have a material impact on our consolidated financial statements.

We are in the process of implementing significant new lease accounting systems, processes and internal controls over lease recognition which will ultimately assist in the application of the new standard.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectibility of the reported amount. The standard will become effective for us beginning January 1, 2020, and will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). Early adoption is permitted for us as of January 1, 2019. We are currently evaluating the impact this guidance will have on our consolidated financial statements and the timing of adoption.

In October 2016, the FASB issued ASU 2016-16, “Accounting for Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory.” The standard requires that the income tax impact of intra-entity sales and transfers of property, except for inventory, be recognized when the transfer occurs. The standard will become effective for us beginning January 1, 2018, and will require any deferred taxes not yet recognized on intra-entity transfers to be recorded to retained earnings under a modified retrospective approach. The implementation of this standard is not expected to have a material impact on our consolidated financial statements.